Document and Entity Information	Oct. 01, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001348911
Document Type	8-K
Document Period End Date	Oct. 01, 2025
Entity Registrant Name	KALVISTA PHARMACEUTICALS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-36830
Entity Tax Identification Number	20-0915291
Entity Address, Address Line One	200 Crossing Boulevard
Entity Address, City or Town	Framingham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01702
City Area Code	(857)
Local Phone Number	999-0075
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 Par Value Per Share
Trading Symbol	KALV
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false